Balances and transactions with related parties	12 Months Ended
Dec. 31, 2022
Balances and transactions with related parties
Balances and transactions with related parties
29.	Balances and transactions with related parties

The following table provides the total amount of transactions that have been entered into with related parties during the years ended December 31, 2022 and 2021, as well as balances with related parties as of December 31, 2022 and December 31, 2021:

	For the year ended
	December 31, 2022		As of December 31, 2022
		Purchases/	Amounts	Amounts
	Sales to/	expenses	owed by	owed to
	income from	from related	related	related
	related parties	parties	parties	parties
Associates	3	—	—	(3)
Key management personnel	—	(429)	—	(244)
Other related parties	7	(71)	101	(11)

	For the year ended
	December 31, 2021		As of December 31, 2021
		Purchases/	Amounts	Amounts
	Sales to/	expenses	owed by	owed to
	income from	from related	related	related
	related parties	parties	parties	parties
Associates	3	(183)	—	—
Key management personnel	—	(307)	—	(114)
Other related parties	5	(22)	—	(16)

Benefits of key management and Board of Directors for the year ended December 31, 2022 comprise short-term benefits of 336, benefits under long-term incentive programs of 53 and share-based payments of 40 (307/nil/nil - for the year 2021, 434/nil/12 loss - for the year 2020).